SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION (Sales to Major Customers) (Details) (Customer A [Member], Revenue [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Customer A [Member] | Revenue [Member]
Revenue, Major Customer [Line Items]
Percent of revenues	100.00%	0.00%	97.00%